Investment properties (Details 1) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Investment property additions	$ 3,469,474	$ 3,210,643
Shopping Malls [Member]
Statement [Line Items]
Investment property additions	2,243,415	1,922,735
Leased Out Farmland [Member]
Statement [Line Items]
Investment property additions	114,619	98,833
Offices and other rental poperties [Member]
Statement [Line Items]
Investment property additions	330,404	368,791
Undeveloped parcels of land [Member]
Statement [Line Items]
Investment property additions	774,721	816,801
Properties under development [Member]
Statement [Line Items]
Investment property additions	886	868
Others [Member]
Statement [Line Items]
Investment property additions	$ 5,429	$ 2,615